Fair value of financial assets and liabilities_Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)		Dec. 31, 2020 USD ($)
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 17,268,623,000,000		₩ 20,502,818,000,000
Loans and other financial assets at amortized cost	318,144,845,000,000		283,139,108,000,000
Deposits due to customers	291,767,282,000,000		264,909,974,000,000
Borrowings	20,763,675,000,000		18,919,018,000,000
Debentures	37,931,989,000,000		31,173,189,000,000
Other financial liabilities	13,591,556,000,000		17,274,514,000,000
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	17,020,839,000,000		20,320,539,000,000		$ 15,671,521
Loans and other financial assets at amortized cost	320,106,078,000,000	[1]	293,717,693,000,000	[1]	294,729,839
Deposits due to customers	291,477,279,000,000		264,685,578,000,000		268,370,573
Borrowings	20,745,466,000,000		18,998,920,000,000		19,100,880
Debentures	37,479,358,000,000		30,858,055,000,000		$ 34,508,202
Other financial liabilities	₩ 13,808,386,000,000		₩ 17,287,722,000,000
Securities at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.		The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.
Input variables	Risk-free market rate and credit spread		Risk-free market rate and credit spread
Securities at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 2,968,875,000,000		₩ 3,123,898,000,000
Securities at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	14,299,748,000,000		17,378,920,000,000
Securities at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 0		₩ 0
Loans and other financial assets at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables	Risk-free market rate, credit spread and prepayment rate		Risk-free market rate, credit spread and prepayment rate
Loans and other financial assets at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 0		₩ 25,902,000,000
Loans and other financial assets at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	0		54,507,000,000
Loans and other financial assets at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 318,144,845,000,000		₩ 283,058,699,000,000
Deposits due to customers
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Deposits due to customers | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 0		₩ 0
Deposits due to customers | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	291,767,282,000,000		264,909,974,000,000
Deposits due to customers | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 0		₩ 0
Borrowings
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Borrowings | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 0		₩ 0
Borrowings | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	20,586,930,000,000		18,919,018,000,000
Borrowings | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 176,745,000,000		₩ 0
Debentures
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Debentures | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 0		₩ 0
Debentures | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	37,931,989,000,000		31,173,189,000,000
Debentures | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 0		₩ 0
Other financial liabilities
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Other financial liabilities | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 0		₩ 0
Other financial liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	13,305,067,000,000		17,274,514,000,000
Other financial liabilities | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 286,489,000,000		₩ 0

[1]	Cash and cash equivalents are not included.